Asset Retirement Obligations	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations
Asset Retirement Obligations

6.              Asset Retirement Obligations

The following is a summary of our ARO as of and for the periods indicated (in thousands):

	Partnership		Predecessor
		November 16, 2011	For the Year to
	Year Ended	to	Date Period Ending
	December 31, 2012	December 31, 2011	November 15, 2011
Beginning of period	$26,353	$25,809	$24,296
Assumed in acquisitions	—	—	202
Divested properties	—	—	—
Revisions to previous estimates	6,291 (1)	—	—
Liabilities incurred	364	353	—
Liabilities settled	(492)	—	(443)
Accretion expense	1,575	191	1,290
End of period	34,091	26,353	25,345
Current portion of ARO	(500)	(359)	(359)
Asset retirement obligation- non-current	$33,591	$25,994	$24,986

(1)         The revisions are primarily related to the accelerated timing of expected settlement of our ARO as it relates to our natural gas properties due to significantly lower natural gas prices during 2012.